Reportable Segments (Revenues) (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 3,921	$ 3,171	$ 3,257	$ 3,343	$ 3,518	$ 3,084	$ 2,976	$ 3,588	$ 13,692	$ 13,166	$ 12,671
Advertising									5,753	6,288	5,824
Content licensing and distribution									3,952	3,673	3,903
Affiliate and subscription fees									3,758	2,978	2,724
Other									229	227	220
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues									11,675	11,317	10,667
International [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues									2,017	1,849	2,004
Operating Segments [Member] | Entertainment [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	2,818	1,815	2,184	2,347	2,394	1,949	1,947	2,587	9,164	8,877	8,438
Operating Segments [Member] | Cable Networks [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	547	840	571	543	501	598	536	525	2,501	2,160	2,242
Operating Segments [Member] | Publishing [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	235	228	206	161	209	226	187	145	830	767	780
Operating Segments [Member] | Local Media [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	450	397	412	409	526	409	396	448	1,668	1,779	1,592
Corporate/Eliminations [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ (129)	$ (109)	$ (116)	$ (117)	$ (112)	$ (98)	$ (90)	$ (117)	(471)	(417)	(381)
Intersegment Eliminations [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues									(494)	(443)	(393)
Intersegment Eliminations [Member] | Entertainment [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues									(480)	(434)	(384)
Intersegment Eliminations [Member] | Cable Networks [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues									(1)	(1)	0
Intersegment Eliminations [Member] | Local Media [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues									$ (13)	$ (8)	$ (9)